Exhibit 1

JPMCC Commercial Mortgage Securities Trust 2016-JP2

Commercial Mortgage Pass-Through Certificates, Series 2016-JP2

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Benefit Street Partners CRE Finance LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Starwood Mortgage Funding VI LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

29 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Benefit Street Partners CRE Finance LLC

9 West 57th Street, Suite 4920

New York, New York 10019

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Starwood Mortgage Funding VI LLC

1601 Washington Avenue, Suite 800

Miami Beach, Florida 33139

Academy Securities, Inc.

277 Park Avenue, 35th Floor

New York, New York 10172

Re: JPMCC Commercial Mortgage Securities Trust 2016-JP2 Commercial Mortgage Pass-Through Certificates, Series 2016-JP2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies, which are described on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary prospectus for the JPMCC Commercial Mortgage Securities Trust 2016-JP2 securitization transaction (the “Draft Preliminary Prospectus”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 June 2016

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in JPMCC Commercial Mortgage Securities Trust 2016-JP2 (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 47 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 78 commercial, multifamily and manufactured housing community properties.

For the purpose of the procedures described in Items 6. through 23. of this Attachment A and Notes 1 through 33 of Exhibit 2 to Attachment A, any reference to the Mortgage Loans includes:

a.	The Shops at Crystals Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A),
b.	The Shops at Crystals Trust A Note (as defined in Note 20 of Exhibit 2 to Attachment A) and
c.	The Shops at Crystals Trust B Note (as defined in Note 20 of Exhibit 2 to Attachment A)

as a separate “Mortgage Loan,” unless otherwise noted.

Procedures performed and our associated findings

1.	We obtained from JPMorgan Chase Bank, National Association (“JP Morgan”), Benefit Street Partners CRE Finance LLC (“Benefit Street”), German American Capital Corporation (“GACC”) and Starwood Mortgage Funding VI LLC (“Starwood,” together with JP Morgan, Benefit Street and GACC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in July 2016, or with respect to any mortgage loan that has its first due date in August 2016, the date that would otherwise have been the related due date in July 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

JP Morgan and Benefit Street, on behalf of the Depositor, indicated that the mortgage loan identified as “100 East Pratt” (the “100 East Pratt Mortgage Loan”) on the Mortgage Loan Seller Data File provided by JP Morgan, on behalf of the Depositor, consists of multiple portions of a pari-passu mortgage loan that will be transferred to the Depositor by JP Morgan and Benefit Street. For the 100 East Pratt Mortgage Loan, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to perform the procedures described in this report for JP Morgan, on behalf of the Depositor. We performed no procedures on the 100 East Pratt Mortgage Loan for Benefit Street, on behalf of the Depositor.

Attachment A Page 2 of 13

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers, on behalf of the Depositor. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from JP Morgan, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that JP Morgan, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 13

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Borrower” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	100 East Pratt,
b.	Renaissance Center and
c.	Decatur Crossing,

which do not have at least one common “Principal / Carveout Guarantor” on the Final Data File, JP Morgan and Benefit Street, on behalf of the Depositor, indicated that the respective “Principals / Carveout Guarantors” shown on the Final Data File are related entities and instructed us to use “Yes – Group 2” for the “Related Borrower” characteristic.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 22 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “<blank>” for the “Partial IO Last IO Payment” characteristic.

Attachment A Page 4 of 13

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10. and
ii.	The Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans and Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

For the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule (as defined in Note 21 of Exhibit 2 to Attachment A), Benefit Street, on behalf of the Depositor, instructed us to use “300” for the “Amort. Term” characteristic.

Attachment A Page 5 of 13

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	Seasoning,
d.	I/O Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which is described in the succeeding paragraph of this Item 11.), all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan and Underlying Property (except for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan and its related Underlying Properties) as of the Cut-off Date (the “Current Balance ($)”) and as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance ($)”), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan and its related Underlying Properties, Benefit Street, on behalf of the Depositor, instructed us to recalculate the “Current Balance ($)” and “Maturity Balance ($)” characteristics using the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, information on the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule and the:

a.	Original Balance ($),
b.	Seasoning,
c.	First Payment Date and
d.	Maturity Date

of the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 6 of 13

12.	For each Mortgage Loan identified on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (the “Mortgage Loans with Additional Debt”) (except for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which is described in the succeeding paragraph of this Item 12.), JP Morgan, on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and the principal balance of the additional debt related to such Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information on the applicable Secondary Financing Documents (as defined in Note 31 of Exhibit 2 to Attachment A) and/or information on the applicable Source Documents, assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to:
a.	Ignore differences of $1 or less,
b.	Include The Shops at Crystals Subordinate Secured Companion Loans (as defined in Note 20 of Exhibit 2 to Attachment A) and The Shops at Crystals Trust B Companion Notes (as defined in Note 20 of Exhibit 2 to Attachment A) as the “additional debt” for The Shops at Crystals Trust A Note and
c.	Include The Shops at Crystals Subordinate Secured Companion Loans as the “additional debt” for The Shops at Crystals Mortgage Loan and The Shops at Crystals Trust B Note.

For the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which has the “Addit Debt Exist (Y/N)“ characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, Benefit Street, on behalf of the Depositor, instructed us to use information relating to the Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan (as defined in Note 32 of Exhibit 2 to Attachment A) that is located in:

a.	The applicable Source Documents and
b.	The Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule

to recalculate the principal balance of the Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan as of the Cut-off Date and as of the “Maturity Date” of the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan. We compared this recalculated information to the corresponding ”Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

Attachment A Page 7 of 13

13.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

14.	For each Pari Passu Mortgage Loan, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents and the applicable information that is described in Note 20 of Exhibit 2 to Attachment A to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the “Maturity Date” of such Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to ignore differences of $1 or less. Additionally, for the purpose of this procedure with respect to The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, JP Morgan, on behalf of the Depositor, instructed us to not include The Shops at Crystals Subordinate Secured Companion Loans.

15.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($)

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of $1 or less.

Attachment A Page 8 of 13

16.	Using the:
a.	Additional Debt Cut-off Date Balance,
b.	Total Cut-off Date Pari Passu Debt,
c.	Total Additional Debt Maturity Balance and
d.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure:

a.	JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to ignore differences of $1 or less,
b.	JP Morgan, on behalf of the Depositor, instructed us to use the recalculated “Total Debt Cut-off Balance” of The Shops at Crystals Mortgage Loan as the value for the “Total Debt Cut-off Balance” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note and
c.	JP Morgan, on behalf of the Depositor, instructed us to use the recalculated “Total Debt Maturity Balance (Pari + B-Note + Mezz)” of The Shops at Crystals Mortgage Loan as the value for the “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-note + Mezz)” characteristics.

17.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort,
ii.	Rem. Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort” characteristic.

Attachment A Page 9 of 13

18.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor & ARR Fee and
d.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 13

21.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 21.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	% of Initial Pool Balance,
vi.	Annual Debt Service ($),
vii.	Net Mortgage Rate %,
viii.	UW NOI Debt Yield %,
ix.	UW NCF Debt Yield %,
x.	Original Balance per Unit ($),
xi.	Current Balance per Unit ($) and
xii.	Maturity Balance per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and the “Current LTV %,” “Maturity LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for the Underlying Properties associated with such Multiple Property Loan.

For the purpose of recalculating the “Current LTV %” characteristic for the Mortgage Loan identified on the Final Data File as “2000 Glades Road,” Benefit Street, on behalf of the Depositor, instructed us to decrease the “Current Balance ($)” used for this recalculation by the “Holdback Amt” for this Mortgage Loan, as shown on the Final Data File.

Attachment A Page 11 of 13

21.	(continued)

For the Pari Passu Mortgage Loans, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics. Additionally, for the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to use the cumulative “Total Pari Passu Annual Debt Service” of The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, both as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics for The Shops at Crystals Trust B Note.

For the Pari Passu Mortgage Loans, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)

characteristics. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us:

i.	To use the cumulative “Total Cut-off Date Pari Passu Debt” of The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, both as shown on the Final Data File, to recalculate the “Current LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” characteristics for The Shops at Crystals Trust B Note and
ii.	To use “<blank>” for the “Current Balance per Unit ($)” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

For the Pari Passu Mortgage Loans, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us:

i.	To use the cumulative “Total Maturity Balance Pari Passu Debt” of The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, both as shown on the Final Data File, to recalculate the “Maturity LTV %” characteristic for The Shops at Crystals Trust B Note and
ii.	To use “<blank>” for the “Maturity Balance per Unit” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

Attachment A Page 12 of 13

21.	(continued)

For the Pari Passu Mortgage Loans, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to use “<blank>” for the “Original Balance per Unit ($)” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

22.	Using the:
a.	Total Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to to use the recalculated “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of The Shops at Crystals Mortgage Loan as the value for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 13 of 13

23.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt Current LTV %,
iv.	Total Debt MAT_LTV,
v.	Total Debt UW NOI Debt Yield %,
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by JP Morgan, Benefit Street and GACC, on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and the “Total Debt Current LTV %,” “Total Debt MAT_LTV,” “Total Debt UW NOI Debt Yield %” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Space Coast Portfolio • Dollar General Portfolio	Original Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

Current Balance ($) and Maturity Balance ($)

The “Current Balance ($)” and “Maturity Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the loan agreement Source Document

• Hillside Flex Portfolio • Abdo Retail Portfolio	Original Balance ($), Current Balance ($) and Maturity Balance ($)

The “Original Balance ($),” “Current Balance ($)” and “Maturity Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

• Springhill Suites Norfolk & Residence Inn Chesapeake	Original Balance ($), Current Balance ($) and Maturity Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the total debt original balance allocations for the Underlying Properties that are stated on the loan agreement Source Document

Note: Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Item 11. of Attachment A and on Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy % (see Note 3)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N) (see Note 3)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal Date (see Note 5)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 6)	Phase II Environmental Report
Seismic Date (see Note 7)	Seismic Report
Seismic Zone (see Note 7)	Seismic Report
PML % (see Note 7)	Seismic Report
Earthquake Insurance (see Note 8)	Certificate of Property Insurance
Environmental Insurance (see Note 9)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Major Tenant Information: (see Note 10)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 11)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 12)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
UW NOI ($) (see Note 13)	Underwriter’s Summary Report
UW Capital Items ($) (see Note 3)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 13)	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
2013 Revenues ($)	Underwriter’s Summary Report
2013 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2013 NOI ($) (see Note 13)	Underwriter’s Summary Report
2014 Revenues ($)	Underwriter’s Summary Report
2014 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2014 NOI ($) (see Note 13)	Underwriter’s Summary Report
2015 Revenues ($)	Underwriter’s Summary Report
2015 Total Expenses ($) (see Note 13)	Underwriter’s Summary Report
2015 NOI ($) (see Note 13)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Notes 3 and 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A

Hotel Operating Information: (see Note 15)

Characteristic	Source Document

2013 Occupancy %	Underwriter’s Summary Report
2013 ADR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 Occupancy %	Underwriter’s Summary Report
2014 ADR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement or Tax Escrow Analysis Report
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement or Insurance Escrow Analysis Report
Monthly Other Reserve ($) (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve (see Note 16)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement
CapEx Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insur. Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (see Note 19)

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 20)

For all Mortgage Loans:

•    Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Pari Passu Piece - In Trust (see Note 20)	Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 20)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Interest Rate % (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 20, 22, 23 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 20)	Loan Agreement or Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 25)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 26, 27 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 26 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 26 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Notes 27 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 27 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 27, 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Escalation Terms	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease or Ground Lease Estoppel
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Notes 20 and 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Notes 31 and 32)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 31 and 33)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

For the mortgaged properties identified on the Combined Data File as:

a.           693 Fifth Avenue,

b.           RC Shoppes,

c.           Decatur Crossing and

d.           Six Quebec,

each of which are secured by more than one property type, as shown on the applicable appraisal report, borrower rent roll or underwritten rent roll Source Document, JP Morgan, Benefit Street and Starwood, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic.

3.	For the Mortgage Loans listed in Table A1, Starwood, GACC and Benefit Street, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown on the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Characteristic	Source Document Value	Provided Value

GACC	Waltonwood at	Occupancy %	92.6%	92.4%
	University

Starwood	Hotel Tybee	Master Lease (Y/N)	Yes	No
		Title Type	Fee/Leasehold	Fee

Benefit Street	Renaissance Center	UW Capital Items ($)	188,909	738,909
		Most Recent Occupancy Date	9/30/2015	12/31/2015

Benefit Street	2000 Glades Road	UW Capital Items ($)	72,064	146,244

Benefit Street	Decatur Crossing	UW Capital Items ($)	92,952	102,952

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Starwood, GACC and Benefit Street, on behalf of the Depositor.

4.	For each Mortgage Loan (or, if applicable, each Underlying Property that secures a Mortgage Loan) on the Combined Data File with the “Single Tenant” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Appraised Value	Date of Appraised Value

JP Morgan	Renaissance Providence Downtown Hotel	NAP	As Is Prospective Market Value Upon Completion of Renovation	$70,000,000 $73,000,000	1 December 2015 1 December 2016

Benefit Street	Aloft Milwaukee	NAP	As Is Upon Completion	$29,000,000 $31,400,000	29 March 2016 29 March 2017

Benefit Street	K&G Marketplace	NAP	As Is Prospective As Repositioned	$22,800,000 $25,700,000	29 October 2015 1 October 2016

JP Morgan	417-425 North Eighth Street	NAP	As Is Hypothetical As Is	$12,800,000 $13,575,000	10 December 2015 10 December 2015

JP Morgan	Best Western Plus Austin Central	NAP	As Is Hypothetical As Complete	$11,000,000 $13,000,000	1 November 2015 1 November 2015

GACC	Holiday Inn Express Clermont	NAP	As Is Prospective Market Value – Upon Completion / Stabilization	$5,600,000 $6,400,000	1 January 2016 1 January 2017

For each Mortgage Loan (or, if applicable, each specific Underlying Property that secures a Mortgage Loan) listed in Table A2, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the applicable information in Table A3 for the “Appraised Value ($)” and “Appraisal Date” characteristics.

Table A3:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value ($)	Appraisal Date

JP Morgan	Renaissance Providence Downtown Hotel	NAP	$73,000,000	1 December 2016

Benefit Street	Aloft Milwaukee	NAP	$31,400,000	29 March 2017

Benefit Street	K&G Marketplace	NAP	$25,700,000	1 October 2016

JP Morgan	417-425 North Eighth Street	NAP	$13,575,000	10 December 2015

JP Morgan	Best Western Plus Austin Central	NAP	$13,000,000	1 November 2015

GACC	Holiday Inn Express Clermont	NAP	$6,400,000	1 January 2017

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was a phase II environmental report Source Document in the related loan file.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

8.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

9.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding two paragraphs of this Note 10), all as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Renaissance Center,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “WellCare Health Plans, Inc.” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “700 17th Street,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “TGS Management” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “700 17th Street,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “First Citizens Bank & Trust” on the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

11.        For the purpose of comparing the:

a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document only showed the month and year of expiration.

12.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the:
a.	UW Total Expenses ($),
b.	UW NOI ($),
c.	Most Recent Total Expenses ($),
d.	Most Recent NOI ($),
e.	2013 Total Expenses ($),
f.	2013 NOI ($),
g.	2014 Total Expenses ($),
h.	2014 NOI ($),
i.	2015 Total Expenses ($) and
j.	2015 NOI ($)

characteristics for each mortgaged property identified on the Combined Data File with the “Property Type” characteristic as “Hotel,” except for the mortgaged properties that secure the Mortgage Loans identified on the Combined Data File as “Holiday Inn Express Clermont” and “Holiday Inn Express Kanab,” we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to increase the “total expenses” and to decrease the applicable “NOI” that are shown on the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown on the underwriter’s summary report Source Document.

14.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

15.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for mortgaged properties identified on the Combined Data File with the “Property Type” characteristic as “Hotel.”

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Envir. Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown on the applicable Source Documents, if the respective upfront reserve amounts, as shown on the applicable Source Documents, were less than the respective reserve cap amounts, as shown on the applicable Source Documents, and
ii.	Use “Springing” if the respective upfront reserve amounts, as shown on the applicable Source Documents, were equal to or greater than the respective reserve cap amounts, as shown on the applicable Source Documents.

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balances in the respective reserve accounts as of the Cut-off Date are still equal to or greater than the respective reserve cap amounts, as shown on the applicable Source Documents.

17.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Envir. Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insur. Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown on the applicable Source Documents regardless of any respective upfront or monthly reserve stipulations that have suspended or may potentially suspend these reserve cap amounts.

18.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described on the applicable Source Documents) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “Mortgage Loan Information” characteristics for Mortgage Loan identified on the Combined Data File as “The Shops at Crystals” (“The Shops at Crystals Mortgage Loan”), except for the:
a.	Borrower Name,
b.	Principal / Carveout Guarantor,
c.	Number of Properties,
d.	Partial Release Permitted (Y/N),
e.	Partial Release Provisions,
f.	SPE (Y/N),
g.	Title Type,
h.	Annual Ground Lease Payment,
i.	Ground Lease Escalation Terms,
j.	Ground Lease Expiration,
k.	Ground Lease Extension Terms,
l.	Crossed Loan,
m.	Letter of Credit,
n.	Description of LOC,
o.	Counterparty of LOCs and
p.	Tenant-in-Common

characteristics, JP Morgan, on behalf of the Depositor, instructed us to compare the information on the Combined Data File for The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note (as defined in Note 20 below) and The Shops at Crystals Trust B Note (as defined in Note 20 below), respectively, to the corresponding information on the applicable Source Documents. For the characteristics listed in a. through p. above, JP Morgan, on behalf of the Depositor, instructed us to compare the information on the Combined Data File for The Shops at Crystals Mortgage Loan to the corresponding information on the applicable Source Documents, and to use “<blank>” for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

20.	JP Morgan, Benefit Street and GACC, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A4 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, JP Morgan, on behalf of the Depositor, indicated that with respect to The Shops at Crystals Mortgage Loan, the related Whole Loan (“The Shops at Crystals Whole Loan”) also has nine subordinate secured notes that will not be assets of the Issuing Entity (“The Shops at Crystals Subordinate Secured Companion Loans”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For each Whole Loan listed in Table A4, the applicable Source Document listed in the “Source Document” column of Table A4 (or in certain cases, the applicable schedule (the “Mortgage Loan Seller Schedule”) provided by JP Morgan, on behalf of the Depositor, that is listed in the “Source Document” column of Table A4) indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also with respect to The Shops at Crystals Whole Loan, multiple components that are subordinate to the related Mortgage Loan and Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A4.

Table A4:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document

Opry Mills	JP Morgan	Mortgage Loan	A-1	Interest Only	Loan Modification Agreement
		Companion Loans	A-2, A-3, A-4, A-5

693 Fifth Avenue	JP Morgan	Mortgage Loan	A-1	IO-Balloon	Loan Agreement
		Companion Loans	A-2, A-3, A-4

100 East Pratt	JP Morgan	Mortgage Loan	A-2, A-3, A-5, A-6	IO-Balloon	Loan Modification Agreement
		Companion Loans	A-1, A-4

Renaissance Center	Benefit Street	Mortgage Loan Companion Loan	A-1, A-2 A-3	IO-Balloon	Loan Modification Agreement

The Shops at	JP Morgan	Mortgage Loans	A-1-B-1, B-1-B-1	Interest Only	Schedule provided by JP Morgan
Crystals		Companion Loans	A-1-A, A-2-A, A-3-A, A-1-B-2, A-2-B-1, A-2-B-2, A-2-B-3, A-3-B-1, A-3-B-2, A-3-B-3, B-1-A, B-2-A, B-3-A, B-1-B-2, B-2-B-1, B-2-B-2, B-2-B-3, B-3-B-1, B-3-B-2, B-3-B-3
		Subordinate Secured Companion Loans	C-1, C-2, C-3, D-1, D-2, D-3, E-1, E-2, E-3

Center 21	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Agreement

Hagerstown Premium Outlets	GACC	Mortgage Loan Companion Loans	A-2, A-3-A A-1, A-3-B, A-4	IO-Balloon	Loan Modification Agreement

Four Penn Center	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	IO-Balloon	Loan Agreement

Renaissance Providence Downtown Hotel	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	Balloon	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

JP Morgan, on behalf of the Depositor, indicated that The Shops at Crystals Mortgage Loan is comprised of promissory note A-1-B-1 (the “The Shops at Crystals Trust A Note”) and promissory note B-1-B-1 (the “The Shops at Crystals Trust B Note”), and that The Shops at Crystals Trust B Note is subordinate in right of payment to The Shops at Crystals Trust A Note. Additionally, JP Morgan, on behalf of the Depositor, indicated that The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note are each separately shown on the Combined Data File. For the purpose of the procedures described in this report, all references to the “Pari Passu Mortgage Loans” include The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

Additionally for The Shops at Crystal Whole Loan, JP Morgan, on behalf of the Depositor, indicated that:

a.	Promissory notes A-1-A, A-2-A, A-3-A, A-1-B-2, A-2-B-1, A-2-B-2, A-2-B-3, A-3-B-1, A-3-B-2 and A-3-B-3 (together, “The Shops at Crystals Trust A Companion Notes”), which will not be assets of the Issuing Entity, are entitled to receive payments on a pro-rata and pari-passu basis with The Shops at Crystals Trust A Note and
b.	Promissory notes B-1-A, B-2-A, B-3-A, B-1-B-2, B-2-B-1, B-2-B-2, B-2-B-3, B-3-B-1, B-3-B-2 and B-3-B-3 (together, “The Shops at Crystals Trust B Companion Notes,” and together with The Shops at Crystals Trust A Companion Notes, “The Shops at Crystals Companion Loan”), which will not be assets of the Issuing Entity, are:
i.	Subordinate in right of payment to The Shops at Crystals Trust A Note and The Shops at Crystals Trust A Companion Notes and
ii.	Entitled to receive payments on a pro-rata and pari-passu basis with The Shops at Crystals Trust B Note.

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for each Pari Passu Mortgage Loan (except for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, which are described in the succeeding two paragraphs of this Note 20), JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use information on the Source Document or Mortgage Loan Seller Schedule listed in the “Source Document” column of Table A4 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A4 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A4.

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for The Shops at Crystals Trust A Note, JP Morgan, on behalf of the Depositor, instructed us to use the original balance for promissory note A-1-B-1 that is shown on the Mortgage Loan Seller Schedule provided by JP Morgan, on behalf of the Depositor.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for The Shops at Crystals Trust B Note, JP Morgan, on behalf of the Depositor, instructed us to use the original balance for promissory note B-1-B-1 that is shown on the Mortgage Loan Seller Schedule provided by JP Morgan, on behalf of the Depositor.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan (except for The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, which are described in the succeeding two paragraphs of this Note 20), JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use information on the Source Document or Mortgage Loan Seller Schedule listed on the “Source Document” column of Table A4 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A4 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A4.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for The Shops at Crystals Trust A Note (which represents the original balance of The Shops at Crystals Trust A Companion Notes), JP Morgan, on behalf of the Depositor, instructed us to use the aggregate original balance for promissory notes A-1-A, A-2-A, A-3-A, A-1-B-2, A-2-B-1, A-2-B-2, A-2-B-3, A-3-B-1, A-3-B-2 and A-3-B-3 that are shown on the Mortgage Loan Seller Schedule provided by JP Morgan, on behalf of the Depositor.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for The Shops at Crystals Trust B Note (which represents the original balance of The Shops at Crystals Trust B Companion Notes), JP Morgan, on behalf of the Depositor, instructed us to use the aggregate original balance for promissory notes B-1-A, B-2-A, B-3-A, B-1-B-2, B-2-B-1, B-2-B-2, B-2-B-3, B-3-B-1, B-3-B-2 and B-3-B-3 that are shown on the Mortgage Loan Seller Schedule provided by JP Morgan, on behalf of the Depositor.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A4 (together, the “Partial I/O Pari Passu Mortgage Loans”), JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the applicable Source Document based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Partial I/O Pari Passu Mortgage Loan, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan after the expiration of the “I/O Period” that is shown on the applicable Source Document and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A4, JP Morgan, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A4, JP Morgan, on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan that is shown on the applicable Source Document and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A4 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	Interest Rate % and
c.	365/360.

For the Mortgage Loan identified on the Combined Data File as “Springhill Suites Norfolk & Residence Inn Chesapeake” (the “Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan”), the original principal balance shown on the mortgage loan agreement Source Document is $23,250,000. Benefit Street, on behalf of the Depositor, indicated that this mortgage loan would be split into a senior mortgage loan with an original principal balance of $19,750,000 (which will be the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan) and a subordinate mezzanine loan with an original principal balance of $3,500,000. For the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use “$19,750,000” for the “Original Balance ($)” characteristic and “$3,500,000” for the “Total Additional Debt (if any)” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note, The Shops at Crystals Trust B Note and The Shops at Crystals Subordinate Secured Companion Loans, JP Morgan, on behalf of the Depositor, provided a schedule (the “The Shops at Crystals Interest Rate Schedule”) which contains the interest rate for each promissory note that comprises The Shops at Crystals Whole Loan. The Shops at Crystals Interest Rate Schedule is shown in Table A5.

Table A5
Promissory Note	Interest Rate %	Promissory Note	Interest Rate %

A-1-B-1	3.74400%	B-2-B-1	3.74400%
B-1-B-1	3.74400%	B-2-B-2	3.74400%
A-1-A	3.74400%	B-2-B-3	3.74400%
A-2-A	3.74400%	B-3-B-1	3.74400%
A-3-A	3.74400%	B-3-B-2	3.74400%
A-1-B-2	3.74400%	B-3-B-3	3.74400%
A-2-B-1	3.74400%	C-1	3.74400%
A-2-B-2	3.74400%	C-2	3.74400%
A-2-B-3	3.74400%	C-3	3.74400%
A-3-B-1	3.74400%	D-1	3.74400%
A-3-B-2	3.74400%	D-2	3.74400%
A-3-B-3	3.74400%	D-3	3.74400%
B-1-A	3.74400%	E-1	3.74400%
B-2-A	3.74400%	E-2	3.74400%
B-3-A	3.74400%	E-3	3.74400%
B-1-B-2	3.74400%

For the purpose of comparing the “Interest Rate %” characteristic for The Shops at Crystals Trust A Note, JP Morgan, on behalf of the Depositor, instructed us to use the “Interest Rate %” for promissory note A-1-B-1 that is shown in Table A5.

For the purpose of comparing the “Interest Rate %” characteristic for The Shops at Crystals Trust B Note, JP Morgan, on behalf of the Depositor, instructed us to use the “Interest Rate %” for promissory note B-1-B-1 that is shown in Table A5.

For the purpose of comparing the “Interest Rate %” characteristic for The Shops at Crystals Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the weighted average “Interest Rate %” of The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note.

For the purpose of comparing the “Interest Rate %” characteristic for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use the interest rate that is used on the amortization schedule provided by Benefit Street, on behalf of the Depositor (the “Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule”) for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the Mortgage Loans which have “Interest Only” for the “Amortization Type” characteristic on the Combined Data File (the “Interest Only Loans”), which all have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	Original Balance ($),
b.	Interest Rate % and
c.	365/360.

23.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (the “IO-Balloon Loans”), except for the Partial I/O Pari Passu Mortgage Loans which are described in Note 20 above, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “I/O Period” that is shown on the applicable Source Document.

24.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments after the Cut-off Date for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, as shown on the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule.

Exhibit 2 to Attachment A

Notes: (continued)

25.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the related Mortgage Loan documents currently require tenants (or its property manager) to pay rent or other income directly to the lockbox account, with the funding of all required escrow and reserve accounts (including for debt service) derived directly from such lockbox account,
b.	Soft – the related Mortgage Loan documents currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account, with the funding of all required escrow and reserve accounts (including for debt service) derived directly from such lockbox account,
c.	CMA – the related Mortgage Loan documents currently require tenants, or the related borrower (or its property manager), at the related mortgaged property to pay rent or other income directly to the lockbox account; provided, however, that thereafter funds deposited in such lockbox account are paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts from the amounts received; however, in some cases, upon the occurrence of certain triggering events enumerated in the related Mortgage Loan documents, the lockbox account converts to a hard lockbox, and
d.	Springing – no lockbox account is currently in place and the related borrower (or its property manager) is responsible for paying debt service and funding all escrow and reserve accounts, however, upon the occurrence of certain triggering events enumerated in the related Mortgage Loan documents, the related borrower is required to implement either a hard lockbox, soft lockbox or CMA lockbox.

26.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan (except for the Mortgage Loans which are described in the succeeding paragraph of this Note 26), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown on the applicable Source Documents. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the Mortgage Loans which have no lockout period, as shown on the applicable Source Documents, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

26. (continued)

For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” characteristic for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown on the applicable Source Document.

27.	For certain Mortgage Loans contributed by JP Morgan, the loan agreement Source Document contains one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first (1st) Payment Date (or if such day is not a Business Day, the immediately succeeding Business Day)

For the purpose of comparing the:

a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain either of the defined terms described above on the loan agreement Source Document, JP Morgan, on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Due Date” after the end of the first full interest accrual period, as shown on the loan agreement Source Document.

Additionally, for the Mortgage Loans which contain the second defined term described above on the loan agreement Source Document, JP Morgan, on behalf of the Depositor, instructed us that if that second anniversary of the “first (1st) Payment Date” (in accordance with the instructions in the preceding paragraph) falls on a day that is not a business day, to assume that the “Permitted Prepayment Date” will be the succeeding “Payment Due Date” (due to the requirement on the loan agreement Source Document that the borrower remit interest through the next “Payment Due Date” if the Mortgage Loan is not prepaid on a “Payment Due Date”).

Exhibit 2 to Attachment A

Notes: (continued)

28.	For the purpose of comparing the:
a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Defeasance Payments and
d.	Prepayment Provision (Payments)

characteristics for The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note, The Shops at Crystals Trust B Note and the Pari Passu Mortgage Loans identified on the Combined Data File as:

i.	Opry Mills,
ii.	Renaissance Center,
iii.	Center 21 and
iv.	Hagerstown Premium Outlets,

which each have the “Defeasance Allowed” characteristic as “Yes” on the Combined Data File, JP Morgan, Benefit Street and GACC, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

29.	For certain Mortgage Loans contributed by JP Morgan, the loan agreement Source Document contains the following defined term:

“Permitted Par Prepayment Date” shall mean any Business Day [on or] after the Payment Date that is [xx] months prior to the Maturity Date

For the purpose of comparing the:

a.	Defeasance End Date,
b.	Yield Maint. End Date,
c.	Remaining Defeasance Payments,
d.	Remaining Yield Maintenance Payments,
e.	Open Payments and
f.	Prepayment Provision (Payments)

characteristics, JP Morgan, on behalf of the Depositor, instructed us to assume that the “Permitted Par Prepayment Date” is the first “Business Day [on or] after the Payment Date that is [xx] months prior to the Maturity Date.”

Exhibit 2 to Attachment A

Notes: (continued)

30.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition on the loan agreement Source Document describes that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for Mortgage Loans where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

31.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan which has additional debt, either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, provided the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the promissory note, loan agreement and/or loan modification agreement Source Documents, the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, or the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

31. (continued)

For the Mortgage Loan identified on the Combined Data File as “Aloft Milwaukee” (the “Aloft Milwaukee Mortgage Loan”), the loan agreement Source Document indicates that this Mortgage Loan has additional debt, which Benefit Street, on behalf of the Depositor, indicated is an unsecured loan that is fully subordinate to the Aloft Milwaukee Mortgage Loan. For the Aloft Milwaukee Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For each Mortgage Loan which does not have additional debt (based on the procedures described in the first paragraph of this Note 31), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

32.	For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which relates to the interest rate for the subordinate mezzanine loan related to the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan (the “Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan”), Benefit Street, on behalf of the Depositor, instructed us to use the weighted average of the interest rate for the Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan for the first 12 monthly principal and interest payments after the Cut-off Date, as shown on the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the “additional debt” related to The Shops at Crystals Mortgage Loan, The Shops at Crystals Trust A Note and The Shops at Crystals Trust B Note, JP Morgan, on behalf of the Depositor, instructed us to use the information contained on The Shops at Crystals Interest Rate Schedule relating to The Shops at Crystals Subordinate Companion Loans.

Exhibit 2 to Attachment A

Notes: (continued)

33.	For the Mortgage Loans with Additional Debt (except for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which is described in the succeeding paragraph of this Note 33), the applicable Source Documents and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for each Mortgage Loan with Additional Debt (except for the Springhill Suites Norfolk Residence Inn Chesapeake Mortgage Loan), the JP Morgan, on behalf Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Additional Debt Cut-off Date Balance” (as defined in Item 12. of Attachment A),
b.	The “Additional Debt Interest Rate” and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Springhill Suites Norfolk & Residence Inn Chesapeake Mortgage Loan, which relates to the annual debt service for the Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan, Benefit Street, on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments after the Cut-off Date for the Springhill Suites Norfolk & Residence Inn Chesapeake Mezzanine Loan, as shown on the Springhill Suites Norfolk & Residence Inn Chesapeake Amortization Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Seller
Originator
Loan #
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Trustee & Paying Agent Fee
Operating Advisor & ARR Fee
CREFC Fee
Cash/Pmt Collection Function
Loan Purpose

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.